Document and Entity Information	Mar. 31, 2020
Document and Entity Information
Document Type	8-K
Document Period End Date	Apr. 14, 2020
Entity Registrant Name	Six Flags Entertainment Corporation
Entity File Number	1-13703
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	13-3995059
Entity Address, Address Line One	924 Avenue J East
Entity Address, City or Town	Grand Prairie
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75050
City Area Code	972
Local Phone Number	595-5000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.025 par value per share
Trading Symbol	SIX
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0000701374
Amendment Flag	false